       Northern Lights Variable Trust

JNF Equity Portfolio

JNF Balanced Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the JNF Equity Portfolio and JNF Balanced Portfolio, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 6, 2013 (SEC Accession No. 0000910472-13-001712).